Schedule of credit loss (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Investments, All Other Investments [Abstract]
Opening balance
Increased during the year	48,524
Closing balance at year end	$ 48,524